CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Total Leju Equity	Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Subscription Receivable	Non-controlling Interest	Total
Total equity at Dec. 31, 2011								$ 214,830,128
Balance at Dec. 31, 2011	212,803,989	120,000	650,866,001	(440,953,630)	2,891,618	(120,000)	2,026,139
Balance (in shares) at Dec. 31, 2011		120,000,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(44,759,336)			(44,759,336)			910,177	(43,849,159)
Capital contribution by non-controlling interest							252,120	252,120
Dividend to non-controlling interest							(8,723)	(8,723)
Share-based compensation	563,109		563,109					563,109
Changes in equity ownership partial disposal of subsidiary	79,147		79,147				(79,147)
Cash contribution from E-House	1,500,000		1,500,000					1,500,000
Contribution From E - House	21,560,829		21,560,829					21,560,829
Deemed distribution to E-House associated with tax liability	(1,747,590)		(1,747,590)					(1,747,590)
Foreign currency translation adjustments	173,247				173,247		5,145	178,392
Total equity at Dec. 31, 2012								193,279,106
Balance at Dec. 31, 2012	190,173,395	120,000	672,821,496	(485,712,966)	3,064,865	(120,000)	3,105,711
Balance (in shares) at Dec. 31, 2012		120,000,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)	42,524,962			42,524,962			125,066	42,650,028
Capital contribution by non-controlling interest							36,904	36,904
Capital contribution in connection with business acquisition	(6,459)		(6,459)					(6,459)
Dividend to non-controlling interest							(338,941)	(338,941)
Share-based compensation	310,504		416,632	(106,128)				310,504
Cash contribution from E-House	1,000		1,000					1,000
Contribution From E - House	15,527,623		15,527,623					15,527,623
Deemed distribution to E-House associated with tax liability	(2,381,799)		(2,381,799)					(2,381,799)
Foreign currency translation adjustments	2,556,711				2,556,711		155,358	2,712,069
Total equity at Dec. 31, 2013								248,705,937
Balance at Dec. 31, 2013	248,705,937	120,000	686,378,493	(443,294,132)	5,621,576	(120,000)	3,084,098	251,790,035
Balance (in shares) at Dec. 31, 2013		120,000,000						120,000,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)	66,520,894			66,520,894			138,494	66,659,388
Issuance of ordinary shares, net of issuance cost	120,257,584	13,529	120,244,055					120,257,584
Issuance of ordinary shares, net of issuance cost ( in shares)		13,529,420
Share-based compensation	8,345,796		9,448,778	(1,102,982)				8,345,796
Changes in equity ownership on acquisition of non-controlling interest	32,659,173		32,659,173				3,127,703	35,786,876
Changes in equity ownership partial disposal of subsidiary	317,782		312,659		5,123		(8,387)	309,395
Payment for subscription receivable from E-House	120,000					120,000		120,000
Contribution From E - House	2,857,251		2,857,251					2,857,251
Deemed distribution to E-House associated with tax liability	(571,227)		(571,227)					(571,227)
Vesting of restricted shares	1,012,000	220	1,011,780					1,012,000
Vesting of restricted shares ( in shares)		220,000
Exercise of share options	535,535	266	1,224,258			(688,989)		535,535
Exercise of share options ( in shares)		266,201
Foreign currency translation adjustments	(597,036)				(597,036)		(8,700)	(605,736)
Total equity at Dec. 31, 2014								414,845,343
Balance at Dec. 31, 2014	$ 414,845,343	$ 134,015	$ 788,246,874	$ (377,876,220)	$ 5,029,663	$ (688,989)	$ 77,802	$ 414,923,145
Balance (in shares) at Dec. 31, 2014		134,015,621						134,015,621